STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
TRADING PROFIT (LOSS), NET:
Realized from Affiliated Funds, net		$ (7,369,110)		$ 31,061,059		$ (10,091,962)
Change in unrealized from Affiliated Funds, net		3,152,181		(41,752,455)		43,753,405
Total trading profit (loss), net		(4,216,929)		(10,691,396)		33,661,443
INVESTMENT INCOME:
Interest				275
EXPENSES:
Management fee		2,875,987		4,070,605		4,866,807
Professional fees		572,269		390,820
Administrative fee		306,995		339,321
Other expenses		680,526	[1]	259,829		678,568
Total expenses		4,435,777		5,060,575		5,545,375
NET INVESTMENT INCOME (LOSS)		(4,435,777)		(5,060,300)		(5,545,375)
NET INCOME (LOSS)		(8,652,706)		(15,751,696)		28,116,068
Class A
EXPENSES:
NET INCOME (LOSS)		$ (1,243,359)		$ (2,258,381)		$ 4,297,734
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		20,340,977		24,858,980		33,702,930
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0611)		$ (0.0908)		$ 0.1275
Class C
EXPENSES:
NET INCOME (LOSS)		$ (5,588,159)		$ (11,169,717)		$ 18,841,610
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		83,850,361		115,841,365		162,092,813
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0666)		$ (0.0964)		$ 0.1162
Class D
EXPENSES:
NET INCOME (LOSS)		$ (185,327)		$ (308,403)		$ 441,715
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		2,885,277		3,066,004		5,591,192
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0642)		$ (0.1006)		$ 0.0790
Class I
EXPENSES:
NET INCOME (LOSS)		$ (854,932)		$ (1,399,630)		$ 2,842,837
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		12,900,892		14,846,095		17,176,681
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0663)		$ (0.0943)		$ 0.1655
Class M
EXPENSES:
NET INCOME (LOSS)		$ (204,651)		$ (588,791)		$ 1,692,172
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		6,379,411		8,178,434		9,285,972
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0321)		$ (0.0720)		$ 0.1822
Class AA
EXPENSES:
NET INCOME (LOSS)	[2]	$ (474,781)		$ (28,537)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		4,102,054		803,375	[3]
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.1157)		$ (0.0355)	[3]
Class II
EXPENSES:
NET INCOME (LOSS)	[4]	$ (98,435)		$ 1,763
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		2,491,734		1,584,229	[5]
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0395)		$ 0.0011	[5]
Class MM
EXPENSES:
NET INCOME (LOSS)	[6]	$ (3,062)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[7]	36,529
Net income (loss) per weighted average Unit (in dollars per unit)	[7]	$ (0.0838)

[1]	See Note 2 for further breakout of other expenses
[2]	Units issued on November 16, 2015.
[3]	Units issued on November 16, 2015. Amounts presented reflect the period from November 16, 2015 through December 31, 2015.
[4]	Units issued on December 7, 2015.
[5]	Units issued on December 7, 2015. Amounts presented reflect the period from December 7, 2015 through December 31, 2015.
[6]	Units issued on January 25, 2016.
[7]	Units issued on January 25, 2016. Amounts presented reflect the period from January 25, 2016 through December 31, 2016.